LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Severance payments actually paid	$ 380	$ 689	$ 400
Expected deposits to be made in the next fiscal year for severance and pension payment obligations	800
2021	54
2022	166
2023	240
2024	43
2025
Thereafter (through 2030)	906
Total	1,409
TAT and Turbochrome [Member]
Defined Benefit Plan Disclosure [Line Items]
Severance pay expenses	830	1,096	968
Limco Piedmont Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
401(K) profit sharing plan contributions made by company	$ 156	$ 367	$ 368
Percentage of employees contribution matched by employer	100.00%
Percentage of employees contribution	2.00%
Percentage of employees contribution matched by employer, two	50.00%
Percentage of employees contribution, two	3.00%